Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Associates [Abstract]
Schedule of Investments in Associates
The following is the activity in respect of investments in notes from associates during the period. The fair value of the notes from associates of $17,731 and $4,600 as of December 31, 2024 and 2023, respectively, is determined using unobservable Level 3 inputs. See Note 19. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of January 1, 2023	16,501
Investment In Gelesis Notes	10,729
Investment in Vedanta convertible debt	5,000
Changes in the fair value of the notes	(27,630)
Balance as of December 31, 2023 and January 1, 2024	4,600
Changes in the fair value of the notes	13,131
Balance as of December 31, 2024	17,731

Schedule of Financial Information of Gelesis
The following table provides summarized financial information for Seaport, the Group’s material associate for the year ended December 31, 2024. The information disclosed reflects the amounts presented in the financial statements of Seaport and not the Group’s share of those amounts. The amounts have been amended to reflect adjustments made by the Group when using the equity method, including fair value adjustments and modifications for differences in accounting policies.

As of December 31, 2024
Summarized statement of financial position	$
Current assets	310,151
Non-current assets	5,632
Current liabilities	(11,149)
Non-current liabilities	(460,996)
Equity awards issued to third parties	(2,042)
Net assets / (liabilities)	(158,405)

Reconciliation to carrying amounts:
Opening net assets/(liabilities)	(156,414)
Profit/(loss) for the period	(1,991)
Other comprehensive income / (loss)	—
Dividends paid	—
Closing net assets / (liabilities)	(158,405)

Group's share in %	13.1%
Group's share of net assets (net deficit)	(20,764)
Unrecognized goodwill and intangibles	23,162
Carrying amount of Investment in associates	2,397
2024
Statement of comprehensive income/(loss)
Revenue	—
Profit /(loss) from continuing operations (100%)	(1,991)
Profit /(loss) for the year	(1,991)
Other comprehensive income / (loss)	—
Total comprehensive income/ (loss)	(1,991)
Dividends received from associate	—
Group's share in gain (net losses)	(262)
The following table summarizes the activities related to the investment in associates balance for the years ended December 31, 2024 and 2023.

Investment in Associates	$
Balance as of January 1, 2023	9,147
Share in net loss of associates	(6,055)
Share in other comprehensive loss of associates	92
Balance as of December 31, 2023 and January 1, 2024	3,185
Investment in Seaport - deconsolidation	2,461
Gain on dilution of interest in associate	199
Share in gain/(loss) of associates	(8,754)
Share of losses recorded against long-term Interests (LTIs)	5,307
Balance as of December 31, 2024	2,397